Condensed Consolidated Statements of Operations [Parenthetical]	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Percentage Of Redeemable Preferred Stock	6.00%	6.00%	6.00%	6.00%